Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

Class A, Class B, and Class C

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Class A, Class B, and Class C

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Class A, Class B, and Class C

Supplement dated November 16, 2009, to the Prospectuses dated February 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

AFR119/P501SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated November 16, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009, March 31, 2009, April 17, 2009,

June 19, 2009, and August 17, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on pages 52 and 53 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the Funds custody charges are assessed at the master portfolio level only.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated November 16, 2009, to the Statement of Additional Information dated October 1, 2009.

This supplement contains important information about the Portfolios referenced above.

All Portfolios

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Portfolios’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 42 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Portfolios. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Portfolios’ global custody manager, determines income and collects interest on each Portfolio’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Portfolio’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the portion of Fund assets invested in master portfolios custody charges are assessed at the master portfolio level only.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

Class A, Class B, Class C, Administrator, Investor and Institutional Class

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

Class A, Class B, Class C, and Administrator Class

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

Administrator Class

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Class A, Class C, Administrator, Investor and Institutional Class

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

Class A, Class B, Class C, and Administrator Class

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

Class A, Class B, Class C, Administrator and Institutional Class

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

Class A, Class B, Class C, Administrator and Institutional Class

WELLS FARGO ADVANTAGE INDEX FUND

Class A, Class B, Administrator and Investor Class

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

Class A, Class B, Class C, Administrator and Institutional Class

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

Class A, Class B, Class C, Administrator, Investor and Institutional Class

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

Class A, Class B, Class C, Administrator and Institutional Class

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Class A, Class B, Class C, and Administrator Class

Supplement dated November 16, 2009, to the Prospectuses dated February 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

EGIT119/P904SP2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated November 16, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009, March 26, 2009, March 31, 2009, April 17, 2009,

June 19, 2009, June 23, 2009, June 26, 2009 and August 12, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 45 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the Funds custody charges are assessed at the master portfolio level only.